General - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Trade receivables	$ 136,384	$ 117,394
Revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	29.00%	32.00%	35.00%
Revenue | First Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	14.00%	16.00%	18.00%
Revenue | Second Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	15.00%	16.00%	17.00%